Share based compensation - Share Options Activity (Details) - $ / shares	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number
Outstanding at beginning balance (in shares)		5,670,000	885,000
Granted during the year (in shares)		4,000,000	5,150,000
Forfeited during the year (in shares)		(11,250)	(105,500)
Expired during the year (in shares)		(213,744)	(259,500)
Outstanding at ending balance (in shares)		9,445,006	5,670,000	885,000
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share)		$ 0.64	$ 1.91
Granted during the year (in dollars per share)		2.00	0.51
Forfeited during the year (in dollars per share)		2.68	1.24
Expired during the year (in dollars per share)		1.78	3.19
Outstanding at ending balance (in dollars per share)		$ 1.19	$ 0.64	$ 1.91
Share options
Number
Outstanding at beginning balance (in shares)		5,670,000	885,000	1,178,750
Granted during the year (in shares)		4,000,000	5,150,000	0
Forfeited during the year (in shares)		(11,250)	(105,500)	(293,750)
Expired during the year (in shares)		(213,744)	(259,500)	0
Outstanding at ending balance (in shares)		9,445,006	5,670,000	885,000
Exercisable (in shares)		271,250	411,244	572,000
Weighted Avg. Exercise Price (in $)
Outstanding at beginning balance (in dollars per share)		$ 5.66	$ 41.86	$ 41.84
Granted during the year (in dollars per share)	$ 2.00	4.75	2.00	0
Forfeited during the year (in dollars per share)		48.70	46.42	41.78
Expired during the year (in dollars per share)		38.47	40.64	0
Outstanding at ending balance (in dollars per share)		4.48	5.66	41.86
Exercisable (in dollars per share)		$ 45.00	$ 41.75	$ 40.54